Leases (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Lessee, Operating Leases
Lessee, Operating Lease, Description	The Company has operating leases for buildings, land, telecommunication services, and rail cars and finance leases for land and buildings. Emera’s leases have remaining lease terms of 2 years to 61 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain they will be exercised.
Lessee, Operating Lease, Option to Extend	The Company has operating leases for buildings, land, telecommunication services, and rail cars and finance leases for land and buildings. Emera’s leases have remaining lease terms of 2 years to 61 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain they will be exercised
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Minimum
Lessee, Operating Leases
Lessee, Operating Lease, Remaining Lease Term	2 years
Maximum
Lessee, Operating Leases
Lessee, Operating Lease, Remaining Lease Term	61 years
Lessee, Operating Lease, Renewal Term	65 years